Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2025, and 2024 are as follows:

	Underlying Asset	Type of Settlement	12.31.25(*)	12.31.24(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,918,748,061	1,216,882,192
Sales	Foreign currency	Daily difference	761,912,214	788,034,656
Customers´ Purchases	Foreign currency	Daily difference	35,483,532	222,082,841
Customers´ Sales	Foreign currency	Daily difference	813,753,825	573,462,598
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	444,977,522	256,813,768
Forward Sales	Government Securities	With delivery of the underlying asset	684,167,496	324,843,130
Customer swaps
Variable‑to‑fixed interest rate swaps	Others	Others	29,000,000	—
(*)Notional values.